UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM

BlackRock Short Obligations Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 07/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
July 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
The 12-month reporting period as of July 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the likelihood of less bond purchasing and the possibility of higher rates in 2023.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.19% 36.45%
U.S. small cap equities
(Russell 2000
®
Index)
7.86 51.97
International equities
(MSCI Europe, Australasia,
Far East Index)
10.83 30.31
Emerging market equities
(MSCI Emerging Markets
Index)
(2.76) 20.64
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(0.59) (5.12)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
0.21 (0.70)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.38 3.47
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.66 10.62
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(unaudited)
................................................................................................. 30

Fund Summary
as of July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2021, the Fund’s Institutional and Class K Shares outperformed its benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index, while the Fund’s Investor A Shares underperformed the benchmark.
What factors influenced performance?
The Fund’s performance relative to the benchmark benefited from the outperformance of credit-sensitive assets relative to U.S. Treasuries during the period. In this vein, exposure to investment grade corporate bonds led positive contributions, most notably holdings within the financial sector. Industrial holdings within investment grade corporate bonds also proved additive. Finally, the Fund’s allocation to commercial paper aided returns.
There were no material detractors from the Fund’s relative performance.
Describe recent portfolio activity.
Over the period, the Fund maintained meaningful exposure to commercial paper, finding value in longer-dated paper in the nine- to 12-month range. The Fund also found opportunities in both the primary and secondary markets for corporate bonds with remaining maturities between 13 months and three years, which offered solid yield per unit of duration (and corresponding interest rate sensitivity).
The Fund’s floating rate note (“FRN”) allocation was increased over the period from approximately 36% to 45% of net assets, based on the view that FRNs continue to be a strong source of carry income per unit of duration while helping to protect against any upward move in interest rates as inflation expectations increase.
Describe Fund positioning at period end.
At period end, the Fund was positioned with a neutral duration relative to the benchmark. The Fund held attractively valued investment grade credits and longer-dated commercial paper, while continuing to overweight FRNs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Corporate Bonds .................................... 41%
Commercial Paper ................................... 31
Certificates of Deposit ................................. 17
Municipal Bonds .................................... 5
Repurchase Agreements ............................... 5
Asset-Backed Securities ............................... 1
Foreign Government Obligations ......................... —
(a)
Money Market Funds ................................. —
(a)
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 5%
8-14 days ......................................... 3
15-30 days ........................................ 6
31-60 days ........................................ 9
61-90 days ........................................ 6
91-120 days ....................................... 12
121-150 days ...................................... 5
>150 days ........................................ 54

Fund Summary
as of July 31, 2021 (continued)

Fund Summary
BlackRock Short Obligations Fund
Total Return based on a $10,000 Investment
Performance Summary for the Period Ended July 31, 2021
(a)
Commencement of operations.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional, Class K and Investor A Shares do not have a sales charge.
(c)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(d)
An unmanaged index that tracks 6-month U.S. Treasury securities. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 6-Month U.S. Treasury Bill Index (the "Index").
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex . Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
1 Year 5 Years
Since
Inception
(c)
Institutional .................................................. 0.06% (0.04)% 0.20% 1.61% 1.18%
Investor A ................................................... (0.17) (0.27) 0.06 1.39 0.93
Class K ..................................................... 0.13 0.01 0.36 1.70 1.26
ICE BofA 6-Month U.S. Treasury Bill Index
...........
— — 0.14 1.35 0.89
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
The Fund commenced operations on November 15, 2012.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

About Fund Performance
2021
BlackRock Annual Report to Shareholders

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Institutional Shares performance shown prior to the Institutional Shares inception date of July 9, 2013 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on February 1, 2021 and held through July 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,000.50 $ 1.34 $ 1,000.00 $ 1,023.46 $ 1.35 0.27%
Investor A ................................ 1,000.00 1,000.30 2.48 1,000.00 1,022.32 2.51 0.50
Class K .................................. 1,000.00 1,000.80 0.99 1,000.00 1,023.80 1.00 0.20
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.7%
CarMax Auto Owner Trust:
Series 2020-1, Class A2, 1.87%, 04/17/23 . USD 1,715 $ 1,719,119
Series 2020-3, Class A2A, 0.49%, 06/15/23 3,286 3,289,111
Series 2020-3, Class A2B, (LIBOR USD 1
Month + 0.25%), 0.34%, 06/15/23
(a)
... 801 801,039
Series 2020-4, Class A2, 0.31%, 01/16/24 . 12,379 12,387,789
Ford Credit Auto Lease Trust, Series 2020-B,
Class A2A, 0.50%, 12/15/22 .......... 11,046 11,052,332
Ford Credit Auto Owner Trust, Series 2020-B,
Class A2, 0.50%, 02/15/23 ........... 2,986 2,987,929
Honda Auto Receivables Owner Trust, Series
2020-2, Class A2, 0.74%, 11/15/22 ...... 1,442 1,443,609
Total Asset-Backed Securities — 0.7%
(Cost: $33,653,146) ............................... 33,680,928
Corporate Bonds — 40.9%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp.:
2.80%, 03/15/22 .................. 4,000 4,054,457
3.65%, 08/16/23 .................. 1,878 1,987,381
6,041,838
Auto Components — 0.1%
Toyota Industries Corp., 3.11%, 03/12/22
(b)
.. 2,559 2,597,950
Automobiles — 2.7%
(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.50%), 0.66%,
08/13/21
(a)
.................... 11,200 11,202,284
2.70%, 04/06/22 .................. 5,000 5,073,462
2.95%, 04/14/22 .................. 9,000 9,172,369
(SOFR + 0.53%), 0.58%, 04/01/24
(a)
.... 18,115 18,269,956
0.80%, 04/01/24 .................. 2,680 2,698,574
Daimler Finance North America LLC:
2.55%, 08/15/22 .................. 2,095 2,140,681
0.75%, 03/01/24 .................. 26,690 26,762,513
Hyundai Capital America:
2.38%, 02/10/23 .................. 12,340 12,653,630
0.80%, 04/03/23 .................. 18,500 18,508,835
Volkswagen Group of America Finance LLC:
(LIBOR USD 3 Month + 0.86%), 0.99%,
09/24/21
(a)
.................... 5,215 5,221,212
2.50%, 09/24/21 .................. 665 667,059
0.75%, 11/23/22 .................. 11,350 11,391,135
123,761,710
Banks — 7.7%
ABN AMRO Bank NV, (LIBOR USD 3 Month +
0.57%), 0.71%, 08/27/21
(a)(b)
.......... 1,000 1,000,362
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.87%), 1.02%,
11/23/21
(a)(b)
................... 8,000 8,020,816
2.63%, 05/19/22 .................. 1,000 1,019,749
Banco Santander SA, 0.70%, 06/30/24
(a)
.... 6,800 6,822,030
Bank of America Corp.
(a)
:
3.00%, 12/20/23 .................. 5,000 5,175,720
0.52%, 06/14/24 .................. 15,915 15,917,816
BNZ International Funding Ltd.
(b)
:
2.10%, 09/14/21 .................. 1,500 1,503,303
2.90%, 02/21/22 .................. 5,300 5,378,666
Citigroup, Inc.
(a)
:
(SOFR + 0.87%), 0.92%, 11/04/22 ...... 5,000 5,009,604
(SOFR + 0.87%), 2.31%, 11/04/22 ...... 4,000 4,020,163
Cooperatieve Rabobank UA, 2.75%, 01/10/22 3,790 3,832,240
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 .............. 15,000 14,976,198
Security
Par (000)
Par (000) Value
Banks (continued)
DNB Bank ASA
(b)
:
(LIBOR USD 3 Month + 0.62%), 0.75%,
12/02/22
(a)
.................... USD 7,000 $ 7,046,788
2.15%, 12/02/22 .................. 13,000 13,326,337
Fifth Third Bank NA, 1.80%, 01/30/23 ..... 6,840 6,990,538
HSBC Holdings plc, 2.65%, 01/05/22 ...... 4,000 4,041,193
JPMorgan Chase & Co.:
2.97%, 01/15/23 .................. 5,743 5,811,980
(SOFR + 0.58%), 0.63%, 03/16/24
(a)
.... 20,000 20,129,274
(SOFR + 0.58%), 0.70%, 03/16/24
(a)
.... 10,000 10,039,800
Keybank Foundation, 0.43%, 06/14/24
(a)
.... 6,000 6,006,819
KeyBank NA, (SOFR + 0.32%), 0.37%,
06/14/24
(a)
..................... 14,355 14,387,694
Kookmin Bank, (SOFR + 0.45%), 0.50%,
08/03/22
(a)(b)
.................... 10,535 10,541,539
Mitsubishi UFJ Financial Group, Inc., 3.00%,
02/22/22 ...................... 3,661 3,717,421
MUFG Bank Ltd., 2.85%, 09/08/21
(b)
...... 6,438 6,454,836
MUFG Union Bank NA, 3.15%, 04/01/22 .... 3,625 3,687,476
National Australia Bank Ltd.:
3.38%, 09/20/21 .................. 2,872 2,883,316
(LIBOR USD 3 Month + 0.41%), 0.53%,
12/13/22
(a)(b)
................... 6,000 6,029,999
1.88%, 12/13/22 .................. 10,830 11,083,628
Nordea Bank Abp, 1.00%, 06/09/23
(b)
...... 4,255 4,307,039
Santander UK plc, 2.10%, 01/13/23 ....... 2,807 2,879,839
Skandinaviska Enskilda Banken AB
(b)
:
3.05%, 03/25/22 .................. 9,275 9,437,405
(LIBOR USD 3 Month + 0.65%), 0.76%,
12/12/22
(a)
.................... 4,000 4,030,152
2.20%, 12/12/22 .................. 4,740 4,862,647
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ...................... 2,500 2,571,575
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ...................... 3,380 3,376,492
Sumitomo Mitsui Trust Bank Ltd., 0.80%,
09/12/23
(b)
..................... 16,306 16,429,013
Svenska Handelsbanken AB, 0.63%, 06/30/23
(b)
6,425 6,465,193
Swedbank AB
(b)
:
(LIBOR USD 3 Month + 0.70%), 0.82%,
03/14/22
(a)
.................... 2,500 2,508,800
1.30%, 06/02/23 .................. 10,725 10,894,884
0.60%, 09/25/23 .................. 12,000 12,021,120
Truist Bank, 1.25%, 03/09/23 ........... 20,000 20,292,394
Truist Financial Corp., 3.95%, 03/22/22 .... 1,243 1,268,251
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.59%, 05/23/22
(a)
................ 6,080 6,099,501
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.51%), 0.65%,
10/22/21
(a)
.................... 1,500 1,501,076
3.63%, 10/22/21 .................. 5,000 5,022,750
(LIBOR USD 3 Month + 0.66%), 0.78%,
09/09/22
(a)
.................... 20,000 20,016,110
Westpac Banking Corp.:
2.00%, 08/19/21 .................. 7,967 7,973,660
2.00%, 01/13/23 .................. 5,345 5,478,110
352,291,316
Beverages — 0.9%
Coca-Cola Europacific Partners plc, 0.50%,
05/05/23
(b)
..................... 40,000 39,994,587
PepsiCo, Inc., 0.75%, 05/01/23 ......... 2,475 2,497,135
42,491,722
Biotechnology — 1.5%
AbbVie, Inc.:
2.15%, 11/19/21 .................. 25,000 25,145,844

2021
BlackRock Annual Report to Shareholders
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.00%, 12/15/21 .................. USD 3,000 $ 3,017,144
3.45%, 03/15/22 .................. 4,000 4,056,369
Gilead Sciences, Inc.:
(LIBOR USD 3 Month + 0.15%), 0.27%,
09/17/21
(a)
.................... 16,920 16,922,460
(LIBOR USD 3 Month + 0.52%), 0.67%,
09/29/23
(a)
.................... 8,024 8,028,607
0.75%, 09/29/23 .................. 11,695 11,701,256
68,871,680
Capital Markets — 5.9%
Credit Suisse AG:
2.10%, 11/12/21 .................. 9,250 9,299,866
(SOFR + 0.45%), 0.50%, 02/04/22
(a)
.... 16,000 16,022,916
2.80%, 04/08/22 .................. 6,000 6,105,196
1.00%, 05/05/23 .................. 5,000 5,054,472
(SOFR + 0.39%), 0.44%, 02/02/24
(a)
.... 15,000 15,006,450
0.50%, 02/02/24 .................. 2,670 2,663,500
Goldman Sachs Group, Inc. (The):
(SOFR + 0.41%), 0.46%, 01/27/23
(a)
.... 12,000 12,006,526
0.48%, 01/27/23 .................. 5,000 5,002,697
0.52%, 03/08/23 .................. 20,000 20,014,925
(SOFR + 0.54%), 0.59%, 11/17/23
(a)
..... 7,000 7,018,916
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
..... 10,000 10,003,035
ING Bank NV, 2.05%, 08/15/21
(b)
........ 4,684 4,686,914
Macquarie Bank Ltd.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.60%,
11/24/21
(a)
.................... 26,000 26,031,561
2.10%, 10/17/22 .................. 12,850 13,138,488
0.44%, 12/16/22 .................. 9,120 9,137,694
Morgan Stanley:
2.63%, 11/17/21 .................. 15,000 15,107,509
(SOFR + 0.70%), 0.75%, 01/20/23
(a)
.... 31,308 31,391,935
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
..... 15,000 15,025,584
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
.... 8,000 8,002,227
Morgan Stanley & Co. LLC, 0.73%, 04/05/24
(a)
22,000 22,073,938
UBS AG
(b)
:
(SOFR + 0.32%), 0.36%, 06/01/23
(a)
.... 7,525 7,546,301
0.38%, 06/01/23 .................. 3,780 3,778,383
(SOFR + 0.36%), 0.41%, 02/09/24
(a)
.... 5,000 5,017,731
269,136,764
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21
(b)
.. 3,197 3,200,804
Consumer Finance — 5.0%
American Express Co., (LIBOR USD 3 Month +
0.60%), 0.78%, 11/05/21
(a)
........... 10,192 10,199,975
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.12%), 0.25%,
01/21/22
(a)
.................... 5,000 5,002,915
(LIBOR USD 3 Month + 0.45%), 0.61%,
02/15/22
(a)
.................... 16,000 16,038,626
2.20%, 06/27/22 .................. 10,500 10,689,584
(LIBOR USD 3 Month + 0.15%), 0.30%,
02/22/23
(a)
.................... 4,705 4,706,032
(LIBOR USD 3 Month + 0.42%), 0.55%,
09/08/23
(a)
.................... 5,790 5,823,452
0.65%, 09/08/23 .................. 26,000 26,139,008
Caterpillar Financial Services Corp.:
(LIBOR USD 3 Month + 0.20%), 0.37%,
11/12/21
(a)
.................... 10,000 10,005,412
(LIBOR USD 3 Month + 0.22%), 0.36%,
01/06/22
(a)
.................... 2,145 2,146,783
(LIBOR USD 3 Month + 0.74%), 0.90%,
05/13/22
(a)
.................... 5,000 5,027,705
0.95%, 05/13/22 .................. 16,000 16,097,411
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.95%, 11/18/22 .................. USD 6,645 $ 6,799,743
John Deere Capital Corp., 0.55%, 07/05/22 .. 15,350 15,407,188
PACCAR Financial Corp., 0.80%, 06/08/23 .. 3,515 3,544,710
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.13%), 0.29%,
08/13/21
(a)
.................... 18,675 18,676,147
(LIBOR USD 3 Month + 0.29%), 0.43%,
10/07/21
(a)
.................... 22,000 22,009,784
(LIBOR USD 3 Month + 0.15%), 0.30%,
02/14/22
(a)
.................... 8,790 8,795,474
(SOFR + 0.30%), 0.35%, 06/13/22
(a)
.... 18,000 18,017,460
0.45%, 07/22/22 .................. 5,410 5,422,256
(SOFR + 0.34%), 0.39%, 10/14/22
(a)
.... 18,000 18,048,060
228,597,725
Diversified Financial Services — 0.6%
(b)
LSEGA Financing plc, 0.65%, 04/06/24 .... 3,120 3,128,482
NTT Finance Corp., 0.58%, 03/01/24 ...... 6,005 6,008,460
Siemens Financieringsmaatschappij NV, (SOFR
+ 0.43%), 0.48%, 03/11/24
(a)
.......... 18,980 19,120,072
28,257,014
Diversified Telecommunication Services — 0.7%
Bell Canada, Series US-3, 0.75%, 03/17/24 .. 10,000 10,054,618
Verizon Communications, Inc.:
(SOFR + 0.50%), 0.55%, 03/22/24
(a)
.... 16,955 17,067,888
0.75%, 03/22/24 .................. 3,325 3,340,062
30,462,568
Electric Utilities — 3.8%
Duke Energy Corp.:
2.40%, 08/15/22 .................. 4,619 4,711,171
(SOFR + 0.25%), 0.29%, 06/10/23
(a)
.... 13,375 13,377,110
Duke Energy Florida LLC, Series A, (LIBOR
USD 3 Month + 0.25%), 0.39%, 11/26/21
(a)
. 2,000 2,001,146
Duke Energy Progress LLC, Series A, (LIBOR
USD 3 Month + 0.18%), 0.34%, 02/18/22
(a)
. 33,915 33,915,613
Florida Power & Light Co.
(a)
:
(SOFR + 0.25%), 0.28%, 05/10/23 ...... 5,120 5,120,991
(LIBOR USD 3 Month + 0.38%), 0.51%,
07/28/23 ..................... 12,550 12,550,566
NextEra Energy Capital Holdings, Inc.:
2.40%, 09/01/21 .................. 26,176 26,220,283
(LIBOR USD 3 Month + 0.72%), 0.87%,
02/25/22
(a)
.................... 3,400 3,411,607
2.90%, 04/01/22 .................. 2,225 2,263,820
1.95%, 09/01/22 .................. 4,000 4,069,750
(LIBOR USD 3 Month + 0.27%), 0.42%,
02/22/23
(a)
.................... 30,000 30,003,751
(SOFR + 0.54%), 0.59%, 03/01/23
(a)
.... 9,305 9,349,534
PPL Electric Utilities Corp.
(a)
:
(LIBOR USD 3 Month + 0.25%), 0.40%,
09/28/23 ..................... 10,450 10,452,000
(SOFR + 0.33%), 0.38%, 06/24/24 ...... 8,080 8,083,717
Xcel Energy, Inc., 0.50%, 10/15/23 ....... 9,450 9,461,225
174,992,284
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(b)
..................... 3,500 3,594,661
Entertainment — 0.1%
Walt Disney Co. (The), (LIBOR USD 3 Month +
0.25%), 0.38%, 09/01/21
(a)
........... 6,000 6,001,466
Food & Staples Retailing — 0.9%
7-Eleven, Inc., (LIBOR USD 3 Month + 0.45%),
0.61%, 08/10/22
(a)(b)
............... 41,320 41,330,377

BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Food Products — 0.1%
Hormel Foods Corp., 0.65%, 06/03/24 ..... USD 5,565 $ 5,583,142
Gas Utilities — 1.0%
Atmos Energy Corp.:
(LIBOR USD 3 Month + 0.38%), 0.50%,
03/09/23
(a)
.................... 23,770 23,776,154
0.63%, 03/09/23 .................. 8,175 8,177,094
CenterPoint Energy Resources Corp., 0.70%,
03/02/23 ...................... 15,935 15,939,511
47,892,759
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 0.55%, 05/15/24 .. 8,030 8,043,094
Industrial Conglomerates — 0.7%
Honeywell International, Inc.:
(LIBOR USD 3 Month + 0.23%), 0.38%,
08/19/22
(a)
.................... 13,070 13,071,949
0.48%, 08/19/22 .................. 18,000 18,002,530
Roper Technologies, Inc., 0.45%, 08/15/22 .. 2,795 2,797,667
33,872,146
Insurance — 3.5%
(b)
Jackson National Life Global Funding, (SOFR +
0.60%), 0.65%, 01/06/23
(a)
........... 36,000 36,188,625
MassMutual Global Funding II, 0.85%, 06/09/23 8,472 8,559,431
Met Tower Global Funding, (SOFR + 0.55%),
0.60%, 01/17/23
(a)
................ 20,060 20,188,003
Metropolitan Life Global Funding I
(a)
:
(SOFR + 0.35%), 0.39%, 09/08/22 ...... 27,000 27,066,310
(SOFR + 0.57%), 0.62%, 01/13/23 ...... 24,390 24,547,071
(SOFR + 0.32%), 0.37%, 01/07/24 ...... 20,000 20,047,785
Protective Life Global Funding:
0.50%, 04/12/23 .................. 8,150 8,165,044
0.63%, 10/13/23 .................. 5,670 5,694,274
0.47%, 01/12/24 .................. 10,000 9,970,442
160,426,985
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
0.25%, 05/12/23 .................. 4,705 4,703,377
0.45%, 05/12/24 .................. 4,340 4,339,604
9,042,981
Multi-Utilities — 1.2%
Dominion Energy, Inc., Series D, (LIBOR USD 3
Month + 0.53%), 0.65%, 09/15/23
(a)
..... 34,725 34,744,300
WEC Energy Group, Inc., 0.55%, 09/15/23 .. 18,610 18,637,485
53,381,785
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp., 1.14%, 05/11/23 ......... 5,135 5,211,646
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.36%, 08/11/23
(a)
........... 40,515 40,615,730
Enbridge, Inc., (SOFR + 0.40%), 0.45%,
02/17/23
(a)
..................... 9,400 9,417,557
Enterprise Products Operating LLC, 3.50%,
02/01/22 ...................... 11,000 11,176,299
66,421,232
Pharmaceuticals — 0.5%
AstraZeneca plc, 0.30%, 05/26/23 ........ 16,775 16,780,807
Roche Holdings, Inc., (SOFR + 0.24%), 0.28%,
03/05/24
(a)(b)
.................... 5,370 5,375,240
22,156,047
Semiconductors & Semiconductor Equipment — 0.4%
NVIDIA Corp.:
0.31%, 06/15/23 .................. 15,000 14,988,558
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
0.58%, 06/14/24 .................. USD 4,000 $ 4,016,033
19,004,591
Software — 0.1%
Oracle Corp., 1.90%, 09/15/21 .......... 5,000 5,006,383
Thrifts & Mortgage Finance — 0.9%
BPCE SA:
2.75%, 12/02/21 .................. 8,938 9,016,235
(SOFR + 0.44%), 0.49%, 02/17/22
(a)(b)
... 13,500 13,519,459
Nationwide Building Society
(b)
:
2.00%, 01/27/23 .................. 14,515 14,881,104
0.55%, 01/22/24 .................. 1,520 1,518,221
38,935,019
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.73%, 03/22/22
(a)
..... 23,755 23,816,668
Total Corporate Bonds — 40.9%
(Cost: $1,867,885,778) ............................ 1,875,212,711
Foreign Government Obligations — 0.7%
South Korea — 0.7%
Korea Development Bank (The)
(a)
:
(SOFR + 0.55%), 0.60%, 03/21/22
(b)
.... 12,500 12,520,173
(LIBOR USD 3 Month + 0.35%), 0.51%,
02/18/23 ..................... 16,690 16,716,970
29,237,143
Total Foreign Government Obligations — 0.7%
(Cost: $29,190,000) ............................... 29,237,143
Municipal Bonds — 4.8%
Arizona - 0.3%
County of Pima:
Series 2020C, COP, 0.38%, 12/01/21 .... 2,130 2,130,533
Series 2020C, COP, 0.48%, 12/01/22 .... 1,130 1,132,158
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.41%, 08/02/21 ................ 3,320 3,320,355
Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.41%, 08/02/21 ................ 4,000 4,000,000
Taxable Municipal Funding Trust, Series 2021-
004, RB, VRDN (Barclays Bank plc LOC),
0.29%, 08/05/21
(b)(d)
................ 750 750,000
11,333,046
California - 0.6%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ...... 2,000 2,001,260
County of Fresno, Series 2021-22, TAN,
0.25%, 06/30/22 .................. 16,500 16,499,670
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN,
0.31%, 08/05/21
(b)(c)(d)
............... 3,155 3,155,000
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 .................. 480 482,645

2021
BlackRock Annual Report to Shareholders
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
California (continued)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-001, VRDP (Barclays
Bank plc LOC), 0.29%, 12/01/40
(b)(c)(d)
.... USD 500 $ 500,000
22,638,575
Connecticut - 0.0%
Connecticut Housing Finance Authority, Series
2021A, Sub-Series A-4, RB, 0.30%, 11/15/22 440 439,740
Florida - 0.2%
County of Miami-Dade:
Series 2020B, RB, 0.38%, 04/01/23 ..... 7,500 7,478,550
Series 2021A, RB, 0.71%, 10/01/23 ..... 1,000 1,005,730
8,484,280
Hawaii - 0.1%
State of Hawaii, Series 2020GB, GO,
0.43%, 10/01/22 .................. 4,945 4,952,714
New York - 1.0%
City of New York:
Series 2021, Sub-Series A-2, GO,
0.31%, 08/01/21 ................ 15,170 15,170,000
Series 2021, Sub-Series B-2, GO,
0.40%, 11/01/21 ................ 6,300 6,301,827
Series 2021D, GO, 0.43%, 08/01/22 ..... 6,970 6,978,991
Long Island Power Authority:
Series 2020C, RB, 0.66%, 03/01/22 ..... 755 755,038
Series 2020C, RB, 0.76%, 03/01/23 ..... 2,860 2,866,006
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 ... 14,140 14,318,871
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-003, VRDN,
0.29%, 01/16/25
(c)(d)
................ 1,700 1,700,000
48,090,733
Other - 2.4%
Deutsche Bank Spears, Series 2021DBE-8901,
0.27%, 04/01/31 .................. 43,500 43,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-MIZ9030, RB, VRDN,
0.41%, 08/02/21 ................ 14,855 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.41%, 08/02/21 ................ 5,770 5,770,000
Series 2020-MIZ9032, RB, VRDN,
0.41%, 08/02/21 ................ 12,989 12,988,628
Series 2020-MIZ9035, RB, VRDN,
0.41%, 08/02/21 ................ 11,680 11,680,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.41%, 08/02/21 ................ 10,000 10,000,000
Taxable Municipal Funding Trust, Series 2021-
002, RB, VRDN (Barclays Bank plc LOC),
0.29%, 08/05/21
(b)(d)
................ 6,500 6,500,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-007, VRDN, 0.29%, 08/05/21 . 500 500,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 0.29%, 08/05/21 ......... 8,570 8,570,000
114,363,628
Security
Par (000)
Par (000) Value
Texas - 0.2%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 ............... USD 810 $ 813,645
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-MIZ9046, RB, VRDN,
0.41%, 08/02/21 ................ 5,960 5,960,000
Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.41%, 08/02/21 ................ 250 250,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.31%, 08/05/21
(b)(c)(d)
............... 2,915 2,915,000
9,938,645
Total Municipal Bonds — 4.8%
(Cost: $220,028,138) .............................. 220,241,361
Total Long-Term Investments — 47.1%
(Cost: $2,150,757,062) ............................ 2,158,372,143
Short-Term Securities — 52.9%
Certificates of Deposit — 16.8%
Domestic — 3.6%
Deutsche Bank AG, 0.36%, 11/19/21 ....... 38,450 38,470,666
DZ Bank AG, (LIBOR USD 3 Month + 0.20%),
0.36%, 02/17/22
(a)
................. 32,000 32,017,337
HSBC Bank USA NA:
0.38%, 11/17/21 - 01/03/22 ........... 27,000 27,026,281
Lloyds Bank Corporate Markets plc, (LIBOR
USD 3 Month + 0.10%), 0.22%, 09/15/21
(a)
9,000 9,001,061
Morgan Stanley Bank NA, (SOFR + 0.30%),
0.35%, 08/25/21
(a)
................. 20,000 20,000,997
MUFG Bank Ltd., 0.23%, 07/15/22 ........ 20,000 20,000,966
Oversea-Chinese Banking Corp. Ltd.,
0.18%, 03/09/22 .................. 7,000 7,000,430
Shinhan Bank:
0.33%, 02/10/22 - 02/11/22 ........... 10,750 10,755,519
164,273,257
Euro — 0.8%
(e)
Credit Industriel et Commercial SA,
0.27%, 02/22/22 .................. 10,000 9,989,202
National Westminster Bank plc,
0.26%, 11/01/21 .................. 17,000 16,993,300
Standard Chartered Bank Fund LP,
0.43%, 08/27/21 .................. 10,000 9,999,074
36,981,576
Yankee — 12.4%
(f)
Banco Santander SA, New York:
0.26%, 09/23/21 .................. 7,000 7,001,602
0.28%, 11/08/21 .................. 20,000 20,008,966
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.04%),
0.18%, 10/06/21 ................ 2,000 2,000,142
(LIBOR USD 3 Month + 0.10%),
0.26%, 11/18/21 ................ 7,000 7,002,120
(LIBOR USD 3 Month + 0.11%),
0.24%, 12/21/21 ................ 4,000 4,001,553
Bank of Nova Scotia, Houston, (LIBOR USD 3
Month + 0.10%), 0.25%, 08/23/21
(a)
..... 15,000 15,001,194
Barclays Bank plc:
0.27%, 03/03/22 .................. 10,000 10,004,428

BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Yankee (continued)
0.24%, 04/08/22 .................. USD 10,000 $ 10,001,952
Barclays Bank plc, New York:
0.30%, 11/10/21 .................. 5,000 5,002,299
0.36%, 12/31/21 .................. 13,500 13,511,350
0.33%, 02/01/22 .................. 10,000 10,007,572
0.31%, 04/19/22 .................. 10,000 10,006,770
Bayerische Landesbank , New York, (LIBOR
USD 3 Month + 0.47%), 0.65%, 02/03/22
(a)
25,000 25,046,742
Canadian Imperial Bank of Commerce, New
York:
(LIBOR USD 3 Month + 0.16%),
0.34%, 08/06/21
(a)
............... 8,000 8,000,146
(LIBOR USD 3 Month + 0.05%),
0.21%, 11/08/21
(a)
............... 5,000 5,000,790
0.29%, 12/08/21 .................. 7,000 7,004,476
(LIBOR USD 3 Month + 0.10%),
0.22%, 12/13/21
(a)
............... 5,000 5,001,869
Cooperatieve Rabobank UA, New York, (LIBOR
USD 3 Month + 0.05%), 0.18%, 10/20/21
(a)
15,000 15,001,955
Credit Agricole Corporate and Investment Bank
SA, New York
(a)
:
(LIBOR USD 3 Month + 0.48%),
0.60%, 09/09/21 ................ 12,000 12,006,106
(SOFR + 0.40%), 0.45%, 11/15/21 ...... 8,000 8,004,579
Credit Suisse AG, New York:
(SOFR + 0.35%), 0.40%, 08/03/21
(a)
..... 10,000 10,000,307
0.34%, 11/01/21 - 11/09/21 ........... 25,000 25,012,473
(SOFR + 0.30%), 0.35%, 11/16/21
(a)
..... 10,000 10,005,289
0.24%, 02/15/22 .................. 5,000 5,000,909
(SOFR + 0.22%), 0.27%, 04/08/22
(a)
..... 5,000 5,000,924
Kookmin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.32%),
0.45%, 09/07/21 ................ 7,000 7,001,965
(LIBOR USD 3 Month + 0.30%),
0.44%, 10/22/21 ................ 9,000 9,004,843
(LIBOR USD 1 Month + 0.23%),
0.33%, 02/07/22 ................ 5,000 5,000,450
(LIBOR USD 1 Month + 0.25%),
0.35%, 02/07/22 ................ 4,000 4,000,783
Mizuho Bank Ltd., New York, 0.24%, 11/03/21 5,000 5,001,678
MUFG Bank Ltd., New York:
0.34%, 08/16/21 .................. 12,500 12,501,617
0.33%, 10/29/21 .................. 8,000 8,004,624
Natixis SA, New York:
0.34%, 11/16/21 .................. 15,000 15,010,749
(LIBOR USD 3 Month + 0.13%),
0.25%, 12/09/21
(a)
............... 3,000 3,001,414
(SOFR + 0.18%), 0.23%, 06/17/22
(a)
..... 3,000 3,001,000
Nordea Bank Abp , New York
(a)
:
(LIBOR USD 3 Month + 0.26%),
0.40%, 01/07/22 ................ 9,000 9,010,086
(LIBOR USD 3 Month + 0.23%),
0.36%, 01/28/22 ................ 9,000 9,010,082
(LIBOR USD 3 Month + 0.12%),
0.25%, 02/28/22 ................ 2,000 2,001,413
Norinchukin Bank, New York, 0.25%, 01/20/22 7,000 7,003,445
Royal Bank of Canada, New York
(a)
:
(LIBOR USD 3 Month + 0.05%),
0.18%, 10/08/21 ................ 35,000 35,003,209
(LIBOR USD 3 Month + 0.09%),
0.22%, 12/10/21 ................ 5,000 5,001,473
(LIBOR USD 3 Month + 0.11%),
0.23%, 12/17/21 ................ 10,000 10,003,752
Standard Chartered Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.15%),
0.30%, 08/24/21 - 04/14/22 ......... 22,250 22,255,770
Security
Par (000)
Par (000) Value
Yankee (continued)
(SOFR + 0.32%), 0.37%, 11/23/21 ...... USD 24,000 $ 24,017,754
(LIBOR USD 3 Month + 0.09%),
0.24%, 04/25/22 ................ 15,000 15,002,100
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 3 Month + 0.44%),
0.57%, 09/10/21
(a)
............... 7,000 7,003,475
(LIBOR USD 3 Month + 0.38%),
0.50%, 10/12/21
(a)
............... 11,000 11,008,436
(LIBOR USD 3 Month + 0.35%),
0.53%, 11/05/21
(a)
............... 9,300 9,308,324
(LIBOR USD 3 Month + 0.37%),
0.55%, 11/05/21
(a)
............... 6,000 6,005,680
(LIBOR USD 3 Month + 0.35%),
0.52%, 11/12/21
(a)
............... 5,000 5,004,843
0.70%, 07/15/22 .................. 12,000 12,047,629
Svenska Handelsbanken AB, New York:
0.28%, 11/22/21 .................. 5,000 5,002,711
(LIBOR USD 3 Month + 0.26%),
0.40%, 01/06/22
(a)
............... 15,500 15,517,302
Toronto-Dominion Bank, New York:
0.43%, 08/03/21 .................. 10,000 10,000,378
0.40%, 08/16/21 .................. 8,000 8,001,171
(LIBOR USD 3 Month + 0.10%),
0.25%, 08/24/21
(a)
............... 15,000 15,001,161
567,375,830
Total Certificates of Deposit — 16.8%
(Cost: $768,216,241) .............................. 768,630,663
Commercial Paper — 31.4%
ABB Treasury Center USA, Inc., 0.15%
,
08/23/21
(e)
...................... 9,275 9,274,035
Alinghi Funding Co. LLC, 0.29%
,
10/08/21
(e)
.. 3,000 2,999,341
American Electric Power Co., Inc., 0.20%
,
08/09/21
(e)
...................... 12,500 12,499,531
American Honda Finance Corp., 0.19%
,
10/05/21
(e)
...................... 11,600 11,595,682
Amphenol Corp., 0.15%
,
08/27/21
(e)
....... 6,512 6,511,397
Antalis SA, 0.23%
,
08/03/21
(e)
........... 3,000 2,999,963
AT&T, Inc.
(e)
:
0.37%, 10/19/21 .................. 3,000 2,998,988
0.38%, 11/16/21 .................. 15,000 14,992,915
0.41%, 12/14/21 .................. 70,000 69,954,447
0.43%, 12/16/21 .................. 10,000 9,993,320
Barclays Bank plc, (SOFR + 0.23%), 0.28%
,
07/22/22
(a)(b)
..................... 10,000 10,000,160
Barclays Capital, Inc., 0.38%
,
01/18/22
(e)
.... 13,000 12,989,752
BASF SE, 0.11%
,
08/02/21
(e)
............ 6,000 5,999,950
Baxter International, Inc.
(e)
:
0.16%, 08/16/21 .................. 13,199 13,198,121
0.21%, 10/21/21 .................. 27,298 27,285,728
Bedford Row Funding Corp., (LIBOR USD 3
Month + 0.07%), 0.20%
,
10/14/21
(a)
..... 15,000 15,001,804
BNZ International Funding Ltd., 0.29%
,
09/10/21
(e)
...................... 13,500 13,498,740
BPCE SA
(e)
:
0.34%, 12/01/21 .................. 12,000 11,994,585
0.34%, 12/09/21 .................. 15,000 14,992,630
Brighthouse Financial Short Term Funding
LLC
(e)
:
0.21%, 04/26/22 .................. 24,750 24,711,019
0.21%, 04/27/22 .................. 6,500 6,489,724
Brookfield Infrastructure Holdings Canada, Inc.,
0.19%
,
08/04/21
(e)
................. 15,000 14,999,727

2021
BlackRock Annual Report to Shareholders
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Brookfield Renewable Energy LP
(e)
:
0.22%, 08/12/21 .................. USD 10,900 $ 10,899,457
0.25%, 09/14/21 .................. 9,375 9,373,071
0.25%, 09/15/21 .................. 5,400 5,398,851
Canadian Imperial Bank of Commerce, (LIBOR
USD 3 Month + 0.07%), 0.25%
,
08/03/21
(a)
20,000 20,000,000
Collateralized Commercial Paper FLEX Co.
LLC, 0.34%
,
12/06/21
(e)
............. 12,000 11,994,281
Collateralized Commercial Paper V Co. LLC,
0.31%
,
08/19/21
(e)
................. 5,000 4,999,742
Concord Minutemen Capital Co. LLC, 0.32%
,
03/01/22
(b)(e)
..................... 20,000 19,975,390
Crown Point Capital Co. LLC
(b)
:
(LIBOR USD 3 Month + 0.16%), 0.29%,
12/08/21
(a)
.................... 15,000 15,004,364
0.33%, 01/12/22 .................. 13,250 13,258,788
Dallas FT Worth Protective Services PLLC,
0.38%
,
08/25/21 .................. 13,600 13,601,035
DBS Group Holdings Ltd., 0.31%
,
09/07/21
(e)
. 22,700 22,696,557
Dominion Energy, Inc.
(e)
:
0.19%, 10/19/21 .................. 4,000 3,998,254
0.21%, 10/26/21 .................. 8,000 7,996,108
Eaton Capital Unlimited Co.
(e)
:
0.20%, 08/04/21 .................. 20,400 20,399,629
0.18%, 08/06/21 .................. 20,000 19,999,487
Eaton Corp.
(e)
:
0.18%, 08/02/21 .................. 3,900 3,899,958
0.18%, 08/04/21 .................. 10,000 9,999,818
Enbridge US, Inc.
(e)
:
0.28%, 08/09/21 .................. 10,000 9,999,625
0.21%, 08/16/21 .................. 3,000 2,999,800
0.25%, 08/20/21 .................. 18,461 18,459,450
0.25%, 09/03/21 .................. 4,000 3,999,405
Enel Finance America LLC
(e)
:
0.38%, 08/06/21 .................. 10,000 9,999,743
0.35%, 09/22/21 .................. 20,000 19,995,020
0.35%, 09/24/21 .................. 9,000 8,997,662
0.35%, 11/09/21 .................. 9,250 9,244,653
0.35%, 11/16/21 .................. 750 749,532
0.41%, 04/20/22 .................. 15,000 14,970,520
0.34%, 06/08/22 .................. 7,680 7,661,504
0.34%, 06/10/22 .................. 10,000 9,975,763
0.36%, 07/08/22 .................. 12,800 12,765,365
Fidelity National Information Services, Inc.
(e)
:
0.26%, 08/09/21 .................. 7,750 7,749,712
0.25%, 08/13/21 .................. 30,000 29,998,402
0.24%, 08/16/21 .................. 15,000 14,999,008
Fiserv, Inc Corporate Commercial Paper
Discount, 0.14%
,
08/19/21
(e)
.......... 3,900 3,899,649
Goldman Sachs Group UK Ltd., 0.33%
,
01/14/22
(e)
...................... 8,400 8,392,866
Goldman Sachs International
(e)
:
0.34%, 09/24/21 .................. 2,000 1,999,658
0.35%, 12/22/21 .................. 10,000 9,993,233
Hitachi Capital America Corp.
(e)
:
0.19%, 08/19/21 .................. 6,000 5,999,523
0.18%, 08/25/21 .................. 10,835 10,833,850
HSBC Bank plc:
0.44%, 08/02/21
(e)
................. 15,000 14,999,862
(LIBOR USD 3 Month + 0.21%), 0.39%,
08/06/21
(a)
.................... 10,000 10,000,191
(LIBOR USD 3 Month + 0.14%), 0.28%,
08/31/21
(a)
.................... 10,000 10,001,094
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(LIBOR USD 3 Month + 0.14%), 0.26%,
09/13/21
(a)
.................... USD 7,000 $ 7,000,961
(LIBOR USD 3 Month + 0.14%), 0.32%,
11/05/21
(a)
.................... 15,000 15,003,351
0.33%, 01/03/22
(e)
................. 10,000 9,990,929
0.27%, 02/02/22
(e)
................. 8,000 7,992,853
Hyundai Capital America
(e)
:
0.33%, 09/20/21 .................. 10,325 10,322,927
0.37%, 10/26/21 .................. 24,750 24,739,776
0.35%, 12/16/21 .................. 9,600 9,592,846
ING US Funding LLC, 0.30%
,
12/14/21
(e)
.... 5,000 4,997,717
Keurig Dr Pepper, Inc., 0.20%
,
08/27/21
(e)
... 4,490 4,489,483
Letter of Credit Co. I LLC, 0.75%
,
09/30/21
(e)
. 13,875 13,855,367
Macquarie Bank Ltd.:
(LIBOR USD 3 Month + 0.10%), 0.27%,
11/12/21
(a)
.................... 5,000 5,001,233
0.35%, 11/18/21
(e)
................. 10,000 9,995,560
0.35%, 11/19/21
(e)
................. 15,000 14,993,233
NatWest Markets plc
(b)(e)
:
0.40%, 01/04/22 .................. 8,500 8,493,546
0.40%, 01/27/22 .................. 20,000 19,981,900
PPG Industries, Inc.
(e)
:
0.42%, 08/02/21 .................. 25,364 25,363,723
0.15%, 08/20/21 .................. 11,305 11,304,057
0.18%, 09/28/21 .................. 20,000 19,994,333
0.18%, 09/29/21 .................. 4,825 4,823,602
Reckitt Benckiser Treasury Services plc
(e)
:
0.27%, 09/22/21 .................. 5,750 5,748,361
0.27%, 09/23/21 .................. 5,750 5,748,331
0.27%, 09/24/21 .................. 3,500 3,498,966
Rogers Communications, Inc., 0.55%
,
08/26/21
(e)
...................... 7,285 7,284,191
Salisbury Receivables Co. LLC, (SOFR +
0.25%), 0.30%
,
02/18/22
(a)
........... 10,000 10,004,387
Shinhan Bank, 0.23%
,
09/10/21
(e)
......... 3,000 2,999,405
Societe Generale SA
(e)
:
0.37%, 12/13/21 .................. 18,000 17,991,972
0.35%, 01/10/22 .................. 15,000 14,991,090
Sumitomo Mitsui Banking Corp., 0.24%
,
07/21/22
(e)
...................... 15,000 14,969,295
Suncor Energy, Inc.
(e)
:
0.26%, 08/03/21 .................. 7,000 6,999,898
0.26%, 08/10/21 .................. 3,700 3,699,846
0.25%, 08/16/21 .................. 6,422 6,421,573
0.24%, 09/29/21 .................. 7,130 7,127,813
0.22%, 10/07/21 .................. 5,000 4,998,218
Svenska Handelsbanken AB, 0.30%
,
12/08/21
(e)
15,000 14,994,160
Telstra Corp. Ltd., 0.31%
,
02/10/22
(e)
....... 17,200 17,179,969
TransCanada PipeLines Ltd.
(e)
:
0.22%, 08/03/21 .................. 4,250 4,249,938
0.16%, 08/19/21 .................. 4,285 4,284,660
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.29%,
11/12/21 ..................... 15,000 15,002,864
(LIBOR USD 3 Month + 0.15%), 0.31%,
11/18/21 ..................... 15,000 15,004,441
(LIBOR USD 3 Month + 0.17%), 0.30%,
12/02/21 ..................... 15,000 15,005,699
(SOFR + 0.25%), 0.30%, 01/11/22 ...... 15,000 15,006,336
Volkswagen Group of America Finance LLC
(e)
:
0.52%, 10/25/21 .................. 35,000 34,962,022
0.52%, 11/08/21 .................. 15,000 14,980,768
0.52%, 11/10/21 .................. 27,000 26,964,542
VW Credit, Inc., 0.25%
,
09/08/21
(e)
........ 3,580 3,579,376

BlackRock Short Obligations Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Walt Disney Co. (The), 0.24%
,
06/15/22
(e)
... USD 8,765 $ 8,747,080
Walt Disney World Co., 0.25%
,
07/15/22
(e)
... 5,660 5,646,958
Waste Management, Inc.
(e)
:
0.40%, 08/09/21 .................. 25,000 24,999,070
0.45%, 09/10/21 .................. 50,500 50,490,691
WEC Energy Group, Inc., 0.14%
,
08/16/21
(e)
. 16,000 15,998,935
Western Union Co. (The), 0.15%
,
08/02/21
(e)
. 22,000 21,999,736
Total Commercial Paper — 31.4%
(Cost: $1,436,259,478) ............................ 1,436,679,427
Security
Shares
Shares Value
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(g)(h)
.................. 541,627 $ 541,627
Total Money Market Funds — 0.0%
(Cost: $541,627) ................................. 541,627
Total Repurchase Agreements — 4.7%
(Cost: $217,500,000 ) .............................. 217,500,000
Total Short-Term Securities — 52.9%
(Cost: $2,422,517,346) ............................ 2,423,351,717
Total Investments — 100.0%
(Cost: $4,573,274,408 ) ............................ 4,581,723,860
Other Assets Less Liabilities — 0.0% .................... 1,925,097
Net Assets — 100.0% ............................... $ 4,583,648,957
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 73,350,982 $ — $ (72,809,355) $ — $ — $ 541,627 541,627 $ 15,487 $ —
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(b)
.. 77,283,705 88,310 (77,333,386) 17,035 (55,664) — — 68,526 —
$ 17,035 $ (55,664) $ 541,627 $ 84,013 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Short Obligations Fund

Schedule of Investments
(continued)
July 31, 2021
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.40%
(a)
07/30/21 09/06/21 $ 32,000 $ 32,000 $ 32,013,511
Corporate/Debt
Obligations, 4.00% to
4.60%, due 06/15/43 $ 32,983,000 $ 33,600,794
0.68
(a)
07/30/21 10/06/21 5,000 5,000 5,006,422
Corporate/Debt
Obligations, 4.75% to
11.50%, due 02/28/25
to 05/01/29 ....... 5,421,248 5,750,847
$ – $ –
$ 37,000 $ 39,351,641
$ – $ –
BNP Paribas SA ...... 0.47
(a)
07/30/21 11/05/21 25,000 25,000 25,031,986
Corporate/Debt
Obligations, 4.70% to
10.75%, due 09/01/24
to 06/22/48 ....... 27,366,000 28,725,300
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.36
(a)
07/30/21 10/03/21 16,000 16,000 16,010,313
Corporate/Debt
Obligations, 0.50% to
5.80%, due 08/14/23 to
09/30/10 ......... 15,995,000 16,961,950
0.38
(a)
07/30/21 11/02/21 6,000 6,000 6,005,993
Corporate/Debt
Obligations, 0.50% to
5.80%, due 08/14/23 to
09/30/10 ......... 6,067,000 6,377,344
$ – $ –
$ 22,000 $ 23,339,294
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.67
(a)
07/30/21 11/05/21 27,000 27,000 27,049,080
Corporate/Debt
Obligations, 0.67% to
7.50%, due 11/01/24 to
05/25/66 ......... 135,757,836 31,008,462
$ – $ –
Goldman Sachs & Co. LLC 0.57
(a)
07/30/21 03/05/22 50,000 50,000 50,172,583
U.S. Treasury
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.70%, due 05/16/22 to
04/06/71 ......... 49,307,271 51,389,401
$ – $ –
Mizuho Securities USA
LLC ............. 0.49
(a)
07/30/21 09/06/21 3,500 3,500 3,501,818
Corporate/Debt
Obligations, 4.00%, due
08/15/33 to 11/15/46 . 3,050,000 3,745,371
0.53
(a)
07/30/21 11/01/21 14,000 14,000 14,019,320
Corporate/Debt
Obligations, 4.00% to
5.00%, due 11/15/46 to
09/01/47 ......... 11,615,000 14,981,100
$ – $ –
$ 17,500 $ 18,726,471
$ – $ –
Wells Fargo Securities
LLC ............. 0.31 05/13/21 08/11/21 12,000 12,000 12,009,300
Corporate/Debt
Obligations, 0.31% to
3.48%, due 10/07/31 to
05/17/61 ......... 51,082,938 12,840,000
0.31 05/18/21 08/16/21 12,000 12,000 12,009,300
Corporate/Debt
Obligation, 0.31%, due
06/08/22 ......... 12,598,615 12,600,001
0.47 06/10/21 09/07/21 15,000 15,000 15,017,429
Corporate/Debt
Obligations, 2.50% to
4.59%, due 10/12/32 to
07/17/53 ......... 19,776,707 17,250,090
$ – $ –
$ 39,000 $ 42,690,091
$ – $ –
$ 217,500 $ 235,230,660
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

BlackRock Short Obligations Fund
Schedule of Investments

Schedule of Investments
(continued)
July 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 2,158,372,143 $ — $ 2,158,372,143
Short-Term Securities:
Certificates of Deposit ..................................... — 768,630,663 — 768,630,663
Commercial Paper ....................................... — 1,436,679,427 — 1,436,679,427
Money Market Funds ...................................... 541,627 — — 541,627
Repurchase Agreements ................................... — 217,500,000 — 217,500,000
$ 541,627 $ 4,581,182,233 $ — $ 4,581,723,860

Statement of Assets and Liabilities

July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Short
Obligations Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 4,363,682,233
Investments, at value — affiliated
(b)
......................................................................................... 541,627
R epurchase agreements, at value
(c)
......................................................................................... 217,500,000
Receivables: –
Capital shares sold ................................................................................................... 9,832,695
Dividends — affiliated ................................................................................................. 56
Interest — unaffiliated ................................................................................................. 5,114,379
From the Manager ................................................................................................... 38
Prepaid expenses ..................................................................................................... 125,506
Total assets .........................................................................................................
4,596,796,534
LIABILITIES
Bank overdraft ........................................................................................................ 2,480
Payables: –
Administration fees ................................................................................................... 199,011
Capital shares redeemed ............................................................................................... 11,068,468
Income dividend distributions ............................................................................................ 10,358
Investment advisory fees .............................................................................................. 541,318
Trustees' and Officer's fees ............................................................................................. 9,768
Other affiliate fees ................................................................................................... 4,033
Service fees ....................................................................................................... 442,958
Other accrued expenses ............................................................................................... 869,183
Total liabilities ........................................................................................................
13,147,577
NET ASSETS ........................................................................................................
$ 4,583,648,957
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 4,577,029,603
Accumulated earnings .................................................................................................. 6,619,354
NET ASSETS ........................................................................................................
$ 4,583,648,957
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 4,355,232,781
(b)
  Investments, at cost — affiliated .......................................................................................... $ 541,627
(c)
  Repurchase agreements, at cost ......................................................................................... $ 217,500,000
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
July 31, 2021

Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 2,037,768,540
Shares outstanding .................................................................................................
202,714,996
Net asset value ....................................................................................................
$ 10.05
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor A
Net assets ........................................................................................................
$ 2,008,368,032
Shares outstanding .................................................................................................
199,911,675
Net asset value ....................................................................................................
$ 10.05
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Class K
Net assets ........................................................................................................
$ 537,512,385
Shares outstanding .................................................................................................
53,392,739
Net asset value ....................................................................................................
$ 10.07
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations

Year Ended July 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Short
Obligations Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 84,013
Interest — unaffiliated ................................................................................................ 34,654,125
Total investment income .................................................................................................
34,738,138
EXPENSES
Investment advisory .................................................................................................. 12,644,623
Service — class specific ............................................................................................... 6,240,830
Transfer agent — class specific .......................................................................................... 2,263,176
Administration ..................................................................................................... 1,923,409
Administration — class specific .......................................................................................... 1,068,179
Registration ....................................................................................................... 745,597
Accounting services .................................................................................................. 120,777
Custodian ......................................................................................................... 88,999
Professional ....................................................................................................... 70,011
Trustees and Officer .................................................................................................. 41,656
Miscellaneous ...................................................................................................... 113,271
Total expenses .......................................................................................................
25,320,528
Less: –
Administration fees waived — class specific .................................................................................. (231,690)
Fees waived and/or reimbursed by the Manager ............................................................................... (5,012,783)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (601,001)
Total expenses after fees waived and/or reimbursed ..............................................................................
19,475,054
Net investment income ..................................................................................................
15,263,084
REALIZED AND UNREALIZED GAIN (LOSS) $ (7,272,631)
Net realized gain from: $ –
Investments — affiliated ............................................................................................. 17,035
Investments — unaffiliated ........................................................................................... 323,793
A
340,828
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................. (55,664)
Investments — unaffiliated ........................................................................................... (7,557,795)
A
(7,613,459)
Net realized and unrealized loss ............................................................................................
(7,272,631)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,990,453

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Short Obligations Fund
Year Ended July 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 15,263,084 $ 56,322,893
Net realized gain (loss) .............................................................................. 340,828 (1,427,089)
Net change in unrealized appreciation (depreciation) .......................................................... (7,613,459) 12,463,005
Net increase in net assets resulting from operations .............................................................
7,990,453 67,358,809
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (9,436,714) (25,084,869)
Investor A ..................................................................................... (4,338,985) (29,776,484)
Class K ....................................................................................... (2,047,542) (1,813,673)
Decrease in net assets resulting from distributions to shareholders ...................................................
(15,823,241) (56,675,026)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(69,141,507) 2,263,522,243
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (76,974,295) 2,274,206,026
Beginning of year .................................................................................... 4,660,623,252 2,386,417,226
End of year ........................................................................................
$ 4,583,648,957 $ 4,660,623,252
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Short Obligations Fund
Institutional
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.07 $ 10.02 $ 9.99 $ 10.03 $ 10.02
Net investment income
(a)
.....................................
0.04 0.17 0.26 0.18 0.12
Net realized and unrealized gain (loss) ...........................
(0.02) 0.06 0.03 (0.05) 0.01
Net increase from investment operations ............................
0.02 0.23 0.29 0.13 0.13
Distributions
(b)
– – – – –
From net investment income ..................................
(0.04) (0.18) (0.26) (0.17) (0.12)
From net realized gain .......................................
— (0.00)
(c)
(0.00)
(c)
(0.00)
(c)
(0.00)
(c)
Total distributions ...........................................
(0.04) (0.18) (0.26) (0.17) (0.12)
Net asset value, end of year ...................................
$ 10.05 $ 10.07 $ 10.02 $ 9.99 $ 10.03
Total Return
(d)
0.20% 2.28% 2.96% 1.34% 1.30%
Based on net asset value ......................................
0.20% 2.28% 2.96% 1.34% 1.30%
Ratios to Average Net Assets
Total expenses .............................................
0.36% 0.43% 0.45% 0.60% 0.54%
(e)
Total expenses after fees waived and/or reimbursed ....................
0.26% 0.30% 0.26% 0.28% 0.24%
Net investment income .......................................
0.39% 1.69% 2.59% 1.75% 1.17%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,037,769 $ 1,951,914 $ 1,117,218 $ 70,512 $ 38,160
Portfolio turnover rate ........................................
67% 40% 18% 87% 140%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Short Obligations Fund
Investor A
Year Ended July 31, Period from
03/09/18
(a)
to 07/31/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 10.06 $ 10.01 $ 9.99 $ 9.99
Net investment income
(b)
....................................................
0.02 0.15 0.24 0.07
Net realized and unrealized gain (loss) ..........................................
(0.01) 0.06 0.02 (0.00)
(c)
Net increase from investment operations ...........................................
0.01 0.21 0.26 0.07
Distributions
(d)
– – – –
From net investment income .................................................
(0.02) (0.16) (0.24) (0.07)
From net realized gain ......................................................
— (0.00)
(e)
(0.00)
(e)
—
Total distributions ..........................................................
(0.02) (0.16) (0.24) (0.07)
Net asset value, end of period .................................................
$ 10.05 $ 10.06 $ 10.01 $ 9.99
Total Return
(f)
0.06% 2.08% 2.63% 0.73%
Based on net asset value .....................................................
0.06% 2.08% 2.63% 0.73%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.61% 0.59% 0.64% 0.78%
(h)( i )
Total expenses after fees waived and/or reimbursed ...................................
0.50% 0.49% 0.47% 0.42%
( i )
Net investment income ......................................................
0.16% 1.47% 2.37% 1.87%
( i )
Supplemental Data
Net assets, end of period (000) .................................................
$ 2,008,368 $ 2,585,292 $ 1,136,936 $ 621
Portfolio turnover rate .......................................................
67% 40% 18% 87%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.005 per share.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Aggregate total return.
(h)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.84%
(i)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Short Obligations Fund
Class K
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.08 $ 10.04 $ 10.01 $ 10.04 $ 10.03
Net investment income
(a)
.....................................
0.04 0.18 0.26 0.18 0.12
Net realized and unrealized gain (loss) ...........................
(0.00)
(b)
0.05 0.04 (0.03) 0.01
Net increase from investment operations ............................
0.04 0.23 0.30 0.15 0.13
Distributions
(c)
– – – – –
From net investment income ..................................
(0.05) (0.19) (0.27) (0.18) (0.12)
From net realized gain .......................................
— (0.00)
(b)
(0.00)
(b)
(0.00)
(b)
(0.00)
(b)
Total distributions ...........................................
(0.05) (0.19) (0.27) (0.18) (0.12)
Net asset value, end of year ...................................
$ 10.07 $ 10.08 $ 10.04 $ 10.01 $ 10.04
Total Return
(d)
0.36% 2.28% 3.02% 1.52% 1.35%
Based on net asset value ......................................
0.36% 2.28% 3.02% 1.52% 1.35%
Ratios to Average Net Assets
Total expenses .............................................
0.31% 0.33% 0.45% 0.53% 0.50%
(e)
Total expenses after fees waived and/or reimbursed ....................
0.20% 0.20% 0.20% 0.20% 0.17%
Net investment income ........................................
0.41% 1.84% 2.64% 1.78% 1.22%
Supplemental Data
Net assets, end of year (000) ....................................
$ 537,512 $ 123,417 $ 132,264 $ 82,549 $ 98,882
Portfolio turnover rate ........................................
67% 40% 18% 87% 140%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by
BlackRock Advisors, LLC (the “Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement, effective February 26, 2021, with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2021, the class specific service fees borne directly by Investor A Shares of the Fund were $6,240,830.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.25%
$1 Billion - $3 Billion ..................................................................................................... 0.24
$3 Billion - $5 Billion ..................................................................................................... 0.23
$5 Billion - $10 Billion .................................................................................................... 0.22
Greater than $10 Billion .................................................................................................. 0.21
Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 471,526
Investor A ........................................................................................................ 499,482
Class K ......................................................................................................... 97,171
$ 1,068,179

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year ended July 31, 2021 affiliates received CDSCs of $42,482 for Investor A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2021, the amount waived was $75,324.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the year ended July 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $4,937,459, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2021, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Institutional .................................................................................................... $ 4,372
Class K ...................................................................................................... 326
$ 4,698
Institutional ....................................................................................................... $ 1,106,328
Investor A ........................................................................................................ 1,155,145
Class K ......................................................................................................... 1,703
$ 2,263,176
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through November 30, 2021, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Short Obligations Fund
Institutional .................................................................................... $ 284 $ 230,976
Investor A ..................................................................................... 135,78 3 368,34 5
Class K ...................................................................................... 95,623 1,68 0
$ 231,69 0 $ 601,001

Notes to Financial Statements
(continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the year ended July 31, 2021, purchases and sales of investments, including paydowns and excluding short-term investments, were $1,765,605,969 and $1,774,304,218, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the amortization methods for premiums on fixed income securities.
As of July 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 3,000,236
Net Realized Gain .......................................................................................................... —
test
Fund Name
Year Ended
07/31/21
Year Ended
07/31/20
BlackRock Short Obligations Fund
Ordinary income ............................................................................................ $ 15,823,241 $ 56,675,026
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Short Obligations Fund ................................................
$ 179,090 $ (1,914,850) $ 8,355,114 $ 6,619,354
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 4,573,368,746 $ 8,557,166 $ (202,052) $ 8,355,114

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

8. BANK BORROWINGS
BlackRock Funds
SM
, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ('LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed

Notes to Financial Statements
(continued)

Notes to Financial Statements
to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/21
Year Ended
07/31/20
Fund Name/Share class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
247,485,820 $ 2,489,815,066 294,261,492 $ 2,950,805,858
Shares issued in reinvestment of distributions ........................
937,297 9,428,257 2,499,344 25,062,863
Shares redeemed .........................................
(239,626,408) (2,409,957,835) (214,371,441) (2,145,901,351)
8,796,709 $ 89,285,488 82,389,395 $ 829,967,370
Investor A
Shares sold .............................................
165,508,079 $ 1,664,147,730 360,194,829 $ 3,611,457,406
Shares issued in reinvestment of distributions ........................
429,816 4,322,097 2,963,048 29,694,251
Shares redeemed .........................................
(223,005,219) (2,241,711,772) (219,708,613) (2,198,615,512)
(57,067,324) $ (573,241,945) 143,449,264 $ 1,442,536,145
Class K
Shares sold .............................................
95,119,414 $ 958,591,149 15,451,221 $ 155,548,278
Shares issued in reinvestment of distributions ........................
182,522 1,838,893 133,746 1,343,227
Shares redeemed .........................................
(54,151,443) (545,615,092) (16,522,352) (165,872,777)
41,150,493 $ 414,814,950 (937,385) $ (8,981,272)
(7,120,122) $ (69,141,507) 224,901,274 $ 2,263,522,243

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds
SM
and Shareholders of BlackRock Short Obligations Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Short Obligations Fund (one of the funds constituting BlackRock Funds
SM
referred to hereafter as the "Fund") as of July 31, 2021, the related statement of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 2000.
Important Tax Information (unaudited)
The Fund hereby designates the following amount(s), or maximum amount(s) allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2021:
The Fund hereby designates the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2021:
Fund Name Interest Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 15,823,241
Fund Name Interest-Related Dividends
BlackRock Short Obligations Fund ....................................................................................... $ 7,912,285

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds
SM
(the “Trust”) met on April 7, 2021 (the “April Meeting”)
and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Short Obligations Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The
Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the
Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second, and third quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.
The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the
Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the
Board noted that BlackRock has voluntarily agreed to a cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-
class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement
2021
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds
S M
(the “Trust”) met on February 8-10, 2021 (the
“Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the
Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Short Obligations Fund (the “Fund”), a series of the Trust.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board previously met on May 11-13, 2020 (the “May 2020 Meeting”) to consider the approval of the continuation of the Trust’s investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager. At the May 2020 Meeting, the Board, including the Independent Board
Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the semi-annual shareholder report for the Fund for the period ended July 31, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020
Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 152 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 152 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 152 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 152 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 152 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 152 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 152 Portfolios Hertz Global Holdings (car rental); Sealed Air Corp.
(packaging); Montpelier
Re Holdings, Ltd. (publicly
held property and casualty
reinsurance) from
2013 to 2015; WABCO
(commercial vehicle safety
systems) from 2015 to
2020
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 152 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 152 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 152 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 152 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 152 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 252 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(Since 2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 254 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President (Since 2016) Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-7/21-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
              Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$23,300	$23,300	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Short Obligations Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: October 4, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: October 4, 2021